Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Employee Benefit Plan
Employee Benefit Plan

11. EMPLOYEE BENEFIT PLAN

        The Company sponsors a 401(k) defined contribution plan for its employees. Employee contributions are voluntary. The Company matches employee contributions in an amount equal to 100% of the first 3% of eligible contributions and 50% of the next 2% of eligible contributions. During 2012 and 2013, the Company provided matching contributions of $213,866 and $175,943, respectively.